Fair Value Measurements	9 Months Ended
Sep. 30, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

3. FAIR VALUE MEASUREMENTS

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level. The following are the hierarchical levels of inputs to measure fair value:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

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Level 2: Inputs reflect: quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

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Level 3: Unobservable inputs reflecting the Company's assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The Company's assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy as of December 31, 2009 and 2010, and September 30, 2011, are summarized as follows (in thousands):

	December 31, 2009				December 31, 2010				September 30, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
									(Unaudited)
Cash equivalents:
Money market funds	$86,084	$—	$—	$86,084	$77,147	$—	$—	$77,147	$73,288	$—	$—	$73,288
Short-term investments:
U.S. treasury securities	$—	$—	$—	$—	$—	$—	$—	$—	$20,922	$—	$—	$20,922
Accrued liabilities:
Warrant	$—	$—	$318	$318	$—	$—	$—	$—	$—	$—	$—	$—

Level 3 liabilities include a warrant, the value of which is determined based on an option pricing model that takes into account the contract terms as well as multiple inputs such as the Company's stock price, risk-free interest rates and expected volatility that the Company could not corroborate with market data.

A reconciliation of the accrued liability related to the warrant measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3) is as follows (in thousands):

Level 3
Balance at December 31, 2008	$—
Cumulative effect of change in accounting principle	143
Change in fair value of warrant	175

Balance at December 31, 2009	$318
Change in fair value of warrant	92
Repurchase of warrant	(410)

Balance at December 31, 2010 and September 30, 2011	$—